united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/17

Item 1. Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi - Annual Report
July 31, 2017

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow Dow Jones Global Yield ETF

PORTFOLIO REVIEW (Unaudited)

July 31, 2017

The Fund’s performance figures* for the periods ended July 31, 2017, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Years	Five Years	July 31, 2017
Arrow Dow Jones Global Yield ETF - NAV	1.01%	3.21%	(5.81)%	1.17%	1.54%
Arrow Dow Jones Global Yield ETF - Market Price	(0.14)%	2.17%	(6.10)%	0.81%	0.95%
Dow Jones Global Composite Yield Index ***	1.21%	3.94%	(4.95)%	2.06%	2.42%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/2/2012) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.75% per the June 1, 2017 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Commencement of trading was May 8, 2012.

***	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Financials	24.2%
Energy	22.8%
Government	19.4%
Utilities	8.2%
Communications	6.8%
Materials	5.9%
Industrials	5.7%
Consumer Discretionary	4.6%
Consumer Staples	0.6%
Healthcare	0.6%
Other, Cash & Cash Equivalents	1.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

July 31, 2017

Principal ($)		Value
	BONDS & NOTES - 39.1%
	CONSUMER FINANCE - 0.6%
624,000	Navient Corp., 5.875%, due 10/25/2024	$635,700

	ENTERTAINMENT CONTENT- 0.6%
587,000	Viacom, Inc., 6.250% due 2/28/2057	603,143

	EXPLORATION & PRODUCTION - 4.0%
650,000	Antero Resources Corp., 5.125% due 12/1/2022	659,750
670,000	Continental Resources, Inc., 4.500% due 4/1/2023	653,250
673,000	Murphy Oil Corp., 4.700%, due 12/1/2022	661,223
670,000	QEP Resources, Inc., 5.250% due 5/1/2023	651,367
669,000	Range Resources Corp., 4.875% due 5/15/2025	648,930
641,000	Southwestern Energy Co., 4.950%, due 1/23/2025	631,186
		3,905,706
	FOREST PRODUCTS & PAPER - 1.3%
630,000	Fibria Overseas Finance Ltd., 5.500% due 1/17/2027	655,200
654,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	634,380
		1,289,580
	HEALTH CARE FACILITIES & SERVICES - 0.6%
606,000	Community Health Systems, Inc., 6.250% due 3/31/2023	621,150

	HOME & OFFICE PRODUCTS MANUFACTURING - 0.6%
628,000	Tempur Sealy International, Inc., 5.500% due 6/15/2026	646,840

	INTEGRATED OILS - 1.3%
620,000	Petrobras Global Finance BV., 6.125%, due 1/17/2022	651,558
610,000	Petrobras Global Finance BV., 6.250%, due 3/17/2024	635,925
		1,287,483
	MINING - 0.7%
679,000	Freeport-McMoRan, Inc., 3.875% due 3/15/2023	656,084

	REFINING & MARKETING - 1.3%
654,000	Ensco PLC., 4.700%, due 3/15/2021	637,650
692,000	Rowan Cos Inc., 4.875%, due 6/1/2022	655,670
		1,293,320
	PIPELINE - 1.3%
630,000	Crestwood Midstream Finance Corp., 6.250% due 4/1/2023	641,812
629,000	Genesis Energy Finance Corp., 6.750% due 8/1/2022	638,435
		1,280,247
	POWER GENERATION - 0.7%
616,000	NRG Energy, Inc., 7.250% due 5/15/2026	651,420

	OIL & GAS - 1.3%
626,000	CVR Refining LLC, 6.500%, due 11/1/2022	635,390
632,000	PBF Finance Corp., 7.000% due 11/15/2023	635,160
		1,270,550

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2017

Principal ($)		Value
	RETAIL - 2.6%
630,000	Asbury Automotive Group, Inc., 6.000% due 12/15/2024	$644,175
638,000	Avis Budget Finance, Inc., 5.500% due 4/1/2023	642,785
644,000	Penske Automotive Group, Inc., 5.500% due 5/15/2026	645,610
630,000	Sally Capital, Inc., 5.625% due 12/1/2025	642,600
		2,575,170
	SOVEREIGN - 19.5%
540,000	Brazilian Government International Bond, 4.875% due 1/22/2021	572,400
757,000	Brazilian Government International Bond, 2.625% due 1/5/2023	712,715
543,000	Brazilian Government International Bond, 4.250% due 1/7/2025	543,543
630,000	Brazilian Government International Bond, 6.000% due 4/7/2026	691,425
715,000	Brazilian Government International Bond, 5.625% due 1/7/2041	702,845
445,000	Colombia Government International Bond, 8.125% due 5/21/2024	567,375
599,000	Colombia Government International Bond, 6.125% due 1/18/2041	693,642
578,000	Hungary Government International Bond, 6.375%, due 3/29/2021	651,268
496,000	Hungary Government International Bond, 5.375%, due 2/21/2023	556,052
482,000	Hungary Government International Bond, 7.625%, due 3/29/2041	731,172
545,000	Israel Government International Bond, 4.500%, due 1/30/2043	580,366
615,000	Mexico Government International Bond, 3.625%, due 3/15/2022	642,983
577,000	Mexico Government International Bond, 4.000%, due 10/2/2023	607,581
662,000	Mexico Government International Bond, 4.750%, due 3/8/2044	669,944
499,000	Panama Government International Bond, 7.125%, due 1/29/2026	638,470
490,000	Peruvian Government International Bond, 7.350%, due 7/21/2025	643,738
579,000	Peruvian Government International Bond, 4.125%, due 8/25/2027	632,847
545,000	Peruvian Government International Bond, 5.625%, due 11/18/2050	671,167
630,000	Republic of Poland Government International Bond, 3.250%, due 4/6/2026	641,441
505,000	Republic of South Africa Government International Bond, 5.875%, due 5/30/2022	554,189
639,000	Republic of South Africa Government International Bond, 4.665%, due 1/17/2024	652,579
507,000	Republic of South Africa Government International Bond, 5.875%, due 9/16/2025	549,436
637,000	Republic of South Africa Government International Bond, 6.250%, due 3/8/2041	695,031
780,000	Republic of South Africa Government International Bond, 5.000%, due 10/12/2046	730,236
460,000	Spain Government Bond, 4.000% due 10/31/2064	653,027
579,000	Turkey Government International Bond, 7.000%, due 3/11/2019	617,353
650,000	Turkey Government International Bond, 7.500%, due 11/7/2019	712,627
402,000	Turkey Government International Bond, 5.625%, due 3/30/2021	428,403
839,000	Turkey Government International Bond, 3.250%, due 3/23/2023	795,104
605,000	Turkey Government International Bond, 6.000%, due 1/14/2041	625,333
		19,164,292
	SUPERMARKETS & PHARMACIES - 0.7%
650,000	Ingles Markets, Inc., 5.750% due 6/15/2023	646,750

	UTILITIES - 2.0%
634,000	AmeriGas Finance Corp., 5.750% due 5/20/2027	640,340
642,000	Suburban Energy Finance Corp., 5.550% due 6/1/2024	633,975
840,000	Talen Energy Supply LLC, 4.600% due 12/15/2021	672,000
		1,946,315

	TOTAL BONDS & NOTES (Cost $36,588,992)	38,473,750

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2017

Shares			Value
	COMMON STOCKS - 40.5%
	ASSET MANAGEMENT - 0.7%
50,500	Waddell & Reed Financial, Inc.		$731,718

	BANKS - 2.1%
13,464,200	Bank Pembangunan Daerah Jawa Timur Tbk PT		636,629
353,400	Grupo Financiero Santander Mexico SAB de CV		722,871
30,659	National Australia Bank Ltd		733,075
			2,092,575
	CHEMICALS - 0.7%
50,500	PhosAgro PJSC - ADR		696,900

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.0%
+ —	Synnex Technology International Corp.	++	—

	INSURANCE - 0.8%
14,200	CNA Financial Corp.		737,690

	IRON/STEEL - 1.6%
367,262	Eregli Demir ve Celik Fabrikalari TAS		817,145
55,600	Severstal PJSC		770,491
			1,587,636
	MACHINERY - 0.7%
29,916	Turk Traktor ve Ziraat Makineleri AS		693,213

	MEDIA - 0.7%
275,100	SKY Network Television Ltd.		682,708

	METALS & MINING - 0.8%
50,537	MMC Norilsk Nickel PJSC- ADR		749,716

	OIL, GAS & COAL - 1.5%
25,800	Royal Dutch Shell PLC		725,507
150,603	Surgutneftegas OJSC - ADR		731,931
			1,457,438
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 19.9%
33,700	Apple Hospitality REIT, Inc.		622,102
65,422	Artis Real Estate Investment Trust		683,752
342,600	Ascendas Real Estate Investment Trust		681,565
102,412	Ashford Hospitality Trust, Inc.		644,171
269,882	BWP Trust		624,835
547,300	CapitaLand Commercial Trust		693,602
23,808	Care Capital Properties, Inc.		576,630
76,666	CBL & Associates Properties, Inc.		673,894
199,744	Charter Hall Retail REIT		653,809
26,000	Chesapeake Lodging Trust		655,980
43,600	Dream Office Real Estate Investment Trust		694,155

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2017

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 19.9%
16,000	Eurocommercial Properties NV - ADR	$644,866
341,300	Fibra Uno Administracion SA de CV	634,256
7,023	Fonciere Des Regions	675,906
58,869	Franklin Street Properties Corp.	622,245
340,700	Growthpoint Properties Ltd	639,890
38,849	H&R Real Estate Investment Trust	655,483
21,591	Hospitality Properties Trust	627,434
65,600	Independence Realty Trust, Inc.	663,872
780,400	Keppel REIT	667,009
21,300	LaSalle Hotel Properties	629,202
753,800	Mapletree Logistics Trust	666,490
32,360	Mercialys SA	652,407
801,500	Redefine Properties Ltd.	654,261
31,900	RLJ Lodging Trust	675,004
30,570	Senior Housing Properties Trust	594,587
484,100	Suntec Real Estate Investment Trust	677,711
80,649	Washington Prime Group, Inc.	727,454
13,256	Wereldhave NV	639,532
32,900	Xenia Hotels & Resorts, Inc.	668,528
		19,620,632
	RETAIL - 0.8%
58,400	Guess?, Inc.	762,704

	TELECOMMUNICATIONS - 5.4%
27,874	CenturyLink, Inc.	648,628
71,900	MegaFon PJSC	692,397
77,200	MTN Group Ltd.	693,315
18,700	PLDT, Inc.	606,657
576,500	Rostelecom PJSC	624,305
248,357	Spark New Zealand Ltd.	698,272
64,200	Telefonica SA	723,614
206,350	Telstra Corp Ltd.	675,432
		5,362,620
	UTILITIES - 4.8%
36,756	CEZ AS	664,767
1,865,800	China Power International Development Ltd.	640,237
1,699	Datang International Power Generation Co., Ltd.	579
204,531	EDP - Energias de Portugal SA	723,427
43,285	Engie SA	694,304
42,676	Fortum OYJ	695,354
1,496,201	Huadian Power International Corp Ltd.	632,185
15,845,730	Unipro PJSC	645,036
		4,695,889

	TOTAL COMMON STOCKS (Cost $40,017,059)	39,871,439

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2017

Shares		Value
	MASTER LIMITED PARTNERSHIPS - 19.2%
	COMMERCIAL SERVICES - 0.6%
81,057	Stonemor Partners LP	$566,588

	IRON & STEEL - 0.8%
42,951	SunCoke Energy Partners LP	805,331

	OIL, GAS & COAL - 12.1%
30,920	Alliance Holdings GP LP	885,239
62,339	American Midstream Partners LP	885,214
34,921	Crestwood Equity Partners LP	859,056
30,157	CrossAmerica Partners LP	838,968
23,307	Delek Logistics Partners LP	814,580
47,370	Enbridge Energy Partners LP	740,867
41,706	Global Partners LP	748,623
42,291	Martin Midstream Partners LP	839,476
1	Natural Resource Partners LP	28
17,122	NuStar Energy LP	741,040
38,600	PBF Logistics LP	783,580
64,886	Sanchez Midstream Partners LP	752,678
231,809	Seadrill Partners LLC	674,564
34,548	Summit Midstream Partners LP	787,694
24,568	Sunoco LP	794,038
46,236	USA Compression Partners LP	756,421
		11,902,066
	TRANSPORTATION - 5.0%
218,356	Capital Product Partners LP	818,835
50,768	Dynagas LNG Partners LP	745,782
36,886	Golar LNG Partners LP	830,304
40,730	Green Plains Partners LP	843,111
32,780	KNOT Offshore Partners LP	753,940
346,352	Teekay Offshore Partners LP	897,052
		4,889,024

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2017

Shares		Value
	RETAIL - 0.7%
30,466	Suburban Propane Partners LP	$740,324

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $18,198,906)	18,903,333

	TOTAL INVESTMENTS - 98.8% (Cost $94,804,957)(a)	$97,248,522
	OTHER ASSETS LESS LIABILITIES - 1.2%	1,173,731
	NET ASSETS - 100.0%	$98,422,253

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $102,603,254 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,167,388
Unrealized Depreciation:	(11,522,120)
Net Unrealized Depreciation:	$(5,354,732)

*	Non-income producing security.

+	Less then 1 share

++	Less then one U.S. dollar

ADR - American Depositary Receipt

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

July 31, 2017

ASSETS
Investment securities:
At cost	$94,804,957
At value	$97,248,522
Foreign cash (cost $367,900)	407,725
Prepaid expenses	44,608
Dividends and interest receivable	915,618
TOTAL ASSETS	98,616,473

LIABILITIES
Due to custodian	151,787
Investment advisory fees payable	42,433
TOTAL LIABILITIES	194,220
NET ASSETS	$98,422,253

Net Assets Consist Of:
Paid in capital	$164,102,595
Accumulated net investment loss	(2,503,443)
Accumulated net realized loss from investments and foreign currency transactions	(65,706,850)
Net unrealized appreciation of investments and foreign currency translations	2,529,951
NET ASSETS	$98,422,253

Net Asset Value Per Share:
Net Assets	$98,422,253
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,325,000
Net asset value (Net Assets ÷ Shares Outstanding)	$18.48

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended July 31, 2017

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $114,527)	$2,325,604
Interest	1,089,445
TOTAL INVESTMENT INCOME	3,415,049

EXPENSES
Investment advisory fees	371,469
TOTAL EXPENSES	371,469
NET INVESTMENT INCOME	3,043,580

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
Investments	(4,294,414)
Foreign currency transactions	(41,225)
(4,335,639)
Net change in unrealized appreciation on:
Investments	2,349,872
Foreign currency translations	27,979
2,377,851
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(1,957,788)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,085,792

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	July 31, 2017	Ended
	(Unaudited)	January 31, 2017
FROM OPERATIONS
Net investment income	$3,043,580	$5,961,106
Net realized loss on investments and foreign currency transactions	(4,335,639)	(12,762,433)
Net change in unrealized appreciation on investments and foreign currency translations	2,377,851	26,953,598
Net increase in net assets resulting from operations	1,085,792	20,152,271

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,400,575)	(6,413,580)
From return of capital	—	(747,833)
Net decrease in net assets resulting from distributions to shareholders	(3,400,575)	(7,161,413)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,171,993	7,048,456
Cost of shares redeemed	(2,790,869)	(7,993,747)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,381,124	(945,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(933,659)	12,045,567

NET ASSETS
Beginning of Period	99,355,912	87,310,345
End of Period*	$98,422,253	$99,355,912
*Includes undistributed net investment loss of:	$(2,503,443)	$(2,146,448)

SHARE ACTIVITY
Shares sold	225,000	375,000
Shares redeemed	(150,000)	(450,000)
Net increase (decrease) in shares of beneficial interest outstanding	75,000	(75,000)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Six Months Ended		For the Year	For the Year	For the Year	For the Year		For the Period
	July 31, 2017		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		January 31, 2017	January 31, 2016	January 31, 2015	January 31, 2014		January 31, 2013 (1)
Net asset value, beginning of period	$18.92		$16.40	$24.30	$25.70	$26.79		$25.00
Activity from investment operations:
Net investment income (2)	0.56		1.12	1.53	1.52	1.51		1.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)		2.74	(7.71)	(1.03)	(1.00)		1.85
Total from investment operations	0.19		3.86	(6.18)	0.49	0.51		2.87
Less distributions from:
Net investment income	(0.63)		(1.20)	(1.25)	(1.43)	(1.23)		(1.00)
Net realized gains	—		—	—	—	—		(0.08)
Return of capital	—		(0.14)	(0.47)	(0.46)	(0.37)		—
Total distributions	(0.63)		(1.34)	(1.72)	(1.89)	(1.60)		(1.08)
Net asset value, end of period	$18.48		$18.92	$16.40	$24.30	$25.70	(8)	$26.79	(8)
Total return (6)	1.01	% (4)	24.34%	(26.97)%	1.57%	1.94	% (8)	11.87	% (4)(7)(8)
Net assets, at end of period (000s)	$98,422		$99,356	$87,310	$160,359	$94,447		$34,158
Ratio of gross expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%	0.75%		0.90	% (3)
Ratio of net expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%	0.75%		0.75	% (3)
Ratio of net investment income to average net assets	6.15	% (3)	6.11%	6.97%	5.73%	5.78%		5.42	% (3)
Portfolio Turnover Rate (5)	61	% (4)	74%	90%	87%	61%		46	% (4)

(1)	The Arrow Dow Jones Global Yield ETF shares commenced operations on May 2, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

(7)	Represents total return based on net asset values per share from commencement of investment operations on May 2, 2012 through January 31, 2013. Total return based on net asset values per share from commencement of trading on the NYSE Arca on May 8, 2012 to January 31, 2013 was 14.05%.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2017

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust, (formerly Northern Lights ETF Trust) (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Adviser”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$38,473,750	$—	$38,473,750
Common Stocks	39,871,439	—	—	39,871,439
Master Limited Partnerships	18,903,333	—	—	18,903,333
Total	$58,774,772	$38,473,750	$—	$97,248,522

There were no transfers into or out of Level 1 and Level 2 during the current period. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2015 to January 31, 2017, or expected to be taken in the Fund’s January 31, 2018 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However,

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $77,025,142 and $60,181,528, respectively.

For the six months ended July 31, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Adviser serves as the Fund’s Investment Adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the fund. Archer Distributors, LLC (the “Distributor”), an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, acquired fund fees and expenses, and Independent Trustees’ fees, except for payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25%

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$3,170	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2017	January 31, 2016
Ordinary Income	$6,413,580	$10,722,166
Return of Capital	747,833	3,319,252
	$7,161,413	$14,041,418

As of January 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$—	$—	$—	$(55,719,362)	$—	$(7,646,197)	$(63,365,559)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, partnerships and C-Corporation return of capital distributions.

At January 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$23,784,488	$31,934,874	$55,719,362

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency losses and tax adjustments for passive foreign investment companies, real estate investment trusts, partnerships, realized gain (loss) on in-kind redemptions, and C-Corporation return of capital distributions, resulted in reclassification for the year ended January 31, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(699,697)	$(2,014,431)	$2,714,128

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Fund’s Board declared the following distributions after July 31, 2017:

Fund	Distribution Per Share	Record Date	Payable Date
Arrow Dow Jones Global Yield ETF	$0.1470	8/18/2017	8/23/2017
Arrow Dow Jones Global Yield ETF	$0.0884	9/19/2017	9/25/2017

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Arrow Dow Jones Global Yield ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 through July 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period*	During Period**
	2/1/17	7/31/17	2/1/17– 7/31/17	2/1/17– 7/31/17
Actual	$1,000.00	$1,010.10	$3.74	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES ARROW ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

Who we are
Who is providing this notice?	Arrow ETF Trust
What we do
How does Arrow ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow ETF Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Arrow ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Arrow ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Arrow ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/10/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/10/17